Note 4 - Accrued Expenses (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	March 31, 2020	December 31, 2019
Accrued management salaries	$1,418,797	$1,323,483
Accrued directors’ fees	436,920	409,219
Other accrued expenses	61,708	118,338
Total accrued expenses	$1,917,425	$1,851,040

	2019	2018
Accrued management salaries	$1,323,483	$924,509
Accrued directors’ fees	409,219	295,670
Other accrued expenses	118,338	18,373
Total accrued expenses	$1,851,040	$1,238,552